Net income/(loss) per Share - Anti-dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Convertible note (the "Original Note") and warrant
Net Loss per Share
Potentially dilutive securities	6,980,769	6,980,769	6,980,769